Lease obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating lease cost	$ 175,000	$ 243,000
Short-term lease cost	121,000	62,000
Total lease cost	296,000	305,000
ZHEJIANG TIANLAN
Total lease cost	0	0
Amortization of right-of-use assets	0	0
Interest on lease liabilities included under cost of revenue and selling and administrative expenses	$ 0	$ 0